Stockholders' Equity (Successor) - Summary of Input Variables (Details)	1 Months Ended
	Dec. 31, 2020
STOCK HOLDERS EQUITY Details [Line Items]
Risk-free interest rate	0.37%
Expected life in years	3 years
Expected volatility	60.00%
Expected dividend yield	0.00%	[1]
Performance Shares [Member]
STOCK HOLDERS EQUITY Details [Line Items]
Risk-free interest rate	0.18%
Expected life in years	3 years
Expected volatility	65.90%
Expected dividend yield	0.00%	[1]

[1]	The Monte Carlo method assumes a reinvestment of dividends.